Derivatives and hedging activities (Tables)	6 Months Ended
Jun. 30, 2020
Fair value of derivative instruments
Fair value of derivative instruments
	Trading			Hedging			[1]
end of 2Q20	Notional amount	Positive replacement value (PRV)	Negative replacement value (NRV)	Notional amount	Positive replacement value (PRV)	Negative replacement value (NRV)
Derivative instruments (CHF billion)
Forwards and forward rate agreements	7,009.8	2.9	2.7	0.0	0.0	0.0
Swaps	9,378.4	60.1	58.0	135.0	1.0	0.1
Options bought and sold (OTC)	1,267.9	23.9	23.8	0.0	0.0	0.0
Futures	299.4	0.0	0.0	0.0	0.0	0.0
Options bought and sold (exchange-traded)	165.1	0.5	0.5	0.0	0.0	0.0
Interest rate products	18,120.6	87.4	85.0	135.0	1.0	0.1
Forwards	1,064.6	8.3	9.0	13.9	0.1	0.0
Swaps	362.1	13.3	14.9	0.0	0.0	0.0
Options bought and sold (OTC)	314.2	3.5	4.0	0.0	0.0	0.0
Futures	8.8	0.0	0.0	0.0	0.0	0.0
Options bought and sold (exchange-traded)	0.5	0.0	0.0	0.0	0.0	0.0
Foreign exchange products	1,750.2	25.1	27.9	13.9	0.1	0.0
Forwards	1.1	0.0	0.1	0.0	0.0	0.0
Swaps	154.7	8.4	5.9	0.0	0.0	0.0
Options bought and sold (OTC)	231.8	8.8	8.0	0.0	0.0	0.0
Futures	32.3	0.0	0.0	0.0	0.0	0.0
Options bought and sold (exchange-traded)	498.0	9.3	10.0	0.0	0.0	0.0
Equity/index-related products	917.9	26.5	24.0	0.0	0.0	0.0
Credit derivatives [2]	570.9	6.1	6.7	0.0	0.0	0.0
Forwards	16.6	0.4	0.4	0.0	0.0	0.0
Swaps	9.8	1.1	0.5	0.0	0.0	0.0
Options bought and sold (OTC)	21.2	0.4	0.4	0.0	0.0	0.0
Futures	16.9	0.0	0.0	0.0	0.0	0.0
Options bought and sold (exchange-traded)	3.5	0.1	0.1	0.0	0.0	0.0
Other products [3]	68.0	2.0	1.4	0.0	0.0	0.0
Total derivative instruments	21,427.6	147.1	145.0	148.9	1.1	0.1
The notional amount, PRV and NRV (trading and hedging) was CHF 21,576.5 billion, CHF 148.2 billion and CHF 145.1 billion, respectively, as of June 30, 2020.
1 Relates to derivative contracts that qualify for hedge accounting under US GAAP.
2 Primarily credit default swaps.
3 Primarily precious metals, commodity and energy products.
Fair value of derivative instruments (continued)
	Trading			Hedging			[1]
end of 4Q19	Notional amount	Positive replacement value (PRV)	Negative replacement value (NRV)	Notional amount	Positive replacement value (PRV)	Negative replacement value (NRV)
Derivative instruments (CHF billion)
Forwards and forward rate agreements	6,226.5	0.9	0.9	0.0	0.0	0.0
Swaps	9,183.5	50.8	48.4	113.2	0.5	0.1
Options bought and sold (OTC)	1,355.4	16.3	16.4	0.0	0.0	0.0
Futures	264.2	0.0	0.0	0.0	0.0	0.0
Options bought and sold (exchange-traded)	103.4	0.3	0.2	0.0	0.0	0.0
Interest rate products	17,133.0	68.3	65.9	113.2	0.5	0.1
Forwards	1,073.5	8.0	9.1	14.1	0.1	0.1
Swaps	389.5	10.9	13.7	0.0	0.0	0.0
Options bought and sold (OTC)	270.8	3.0	3.5	0.0	0.0	0.0
Futures	9.1	0.0	0.0	0.0	0.0	0.0
Options bought and sold (exchange-traded)	0.1	0.0	0.0	0.0	0.0	0.0
Foreign exchange products	1,743.0	21.9	26.3	14.1	0.1	0.1
Forwards	1.0	0.0	0.0	0.0	0.0	0.0
Swaps	175.2	4.3	4.6	0.0	0.0	0.0
Options bought and sold (OTC)	213.6	7.7	7.3	0.0	0.0	0.0
Futures	41.2	0.0	0.0	0.0	0.0	0.0
Options bought and sold (exchange-traded)	427.2	5.4	5.1	0.0	0.0	0.0
Equity/index-related products	858.2	17.4	17.0	0.0	0.0	0.0
Credit derivatives [2]	538.1	6.2	7.2	0.0	0.0	0.0
Forwards	13.2	0.2	0.1	0.0	0.0	0.0
Swaps	11.6	1.0	0.5	0.0	0.0	0.0
Options bought and sold (OTC)	15.5	0.2	0.1	0.0	0.0	0.0
Futures	14.8	0.0	0.0	0.0	0.0	0.0
Options bought and sold (exchange-traded)	1.7	0.0	0.0	0.0	0.0	0.0
Other products [3]	56.8	1.4	0.7	0.0	0.0	0.0
Total derivative instruments	20,329.1	115.2	117.1	127.3	0.6	0.2
The notional amount, PRV and NRV (trading and hedging) was CHF 20,456.4 billion, CHF 115.8 billion and CHF 117.3 billion, respectively, as of December 31, 2019.
1 Relates to derivative contracts that qualify for hedge accounting under US GAAP.
2 Primarily credit default swaps.
3 Primarily precious metals, commodity and energy products.

Fair value hedges
Gains or (losses) on fair value hedges
in	2Q20	1Q20	2Q19	6M20	6M19
Interest rate products (CHF million)
Hedged items [1]	(205)	(2,169)	(991)	(2,374)	(1,698)
Derivatives designated as hedging instruments [1]	212	2,014	937	2,226	1,580
The accrued interest on fair value hedges is recorded in net interest income and is excluded from this table.
1 Included in net interest income.
Hedged items in fair value hedges
	2Q20					4Q19
	Hedged items					Hedged items
end of	Carrying amount	Hedging adjustments	[1]	Discontinued hedges	[2]	Carrying amount	Hedging adjustments	[1]	Discontinued hedges	[2]
Assets and liabilities (CHF billion)
Net loans	18.3	0.2		0.6		15.2	0.1		0.7
Long-term debt	78.8	2.7		1.1		65.8	1.2		0.3
1 Relates to the cumulative amount of fair value hedging adjustments included in the carrying amount.
2 Relates to the cumulative amount of fair value hedging adjustments remaining for any hedged items for which hedge accounting has been discontinued.

Cash flow hedges
Cash flow hedges
in	2Q20	1Q20	2Q19	6M20	6M19
Interest rate products (CHF million)
Gains/(losses) recognized in AOCI on derivatives	21	267	71	288	120
Gains/(losses) reclassified from AOCI into interest and dividend income	0	(42)	1	(42)	2
Foreign exchange products (CHF million)
Gains/(losses) recognized in AOCI on derivatives	(5)	(79)	(10)	(84)	(7)
Trading revenues	0	(30)	5	(30)	4
Other revenues	0	0	(2)	0	(4)
Total other operating expenses	(5)	(6)	(5)	(11)	(6)
Gains/(losses) reclassified from AOCI into income	(5)	(36)	(2)	(41)	(6)
Gains/(losses) excluded from the assessment of effectiveness reported in trading revenues [1]	0	1	(4)	1	(7)
1 Related to the forward points of a foreign currency forward.

Net investment hedges
Net investment hedges
in	2Q20	1Q20	2Q19	6M20	6M19
Foreign exchange products (CHF million)
Gains/(losses) recognized in the cumulative translation adjustments section of AOCI	(38)	519	9	481	(121)
Gains/(losses) reclassified from the cumulative translation adjustments section of AOCI into other revenues	9	0	0	9	0

Credit protection sold/purchased
Credit protection sold/purchased
	2Q20							4Q19
end of	Credit protection sold	Credit protection purchased	[1]	Net credit protection (sold)/ purchased	Other protection purchased		Fair value of credit protection sold	Credit protection sold	Credit protection purchased	[1]	Net credit protection (sold)/ purchased	Other protection purchased		Fair value of credit protection sold
Single-name instruments (CHF billion)
Investment grade [2]	(56.0)	49.6		(6.4)	14.2		0.2	(52.6)	47.9		(4.7)	11.5		0.5
Non-investment grade	(31.0)	28.5		(2.5)	14.1		(0.4)	(32.1)	29.5		(2.6)	16.1		0.9
Total single-name instruments	(87.0)	78.1		(8.9)	28.3		(0.2)	(84.7)	77.4		(7.3)	27.6		1.4
of which sovereign	(14.5)	13.3		(1.2)	5.5		(0.1)	(17.2)	15.4		(1.8)	4.1		0.0
of which non-sovereign	(72.5)	64.8		(7.7)	22.8		(0.1)	(67.5)	62.0		(5.5)	23.5		1.4
Multi-name instruments (CHF billion)
Investment grade [2]	(114.4)	111.2		(3.2)	37.4		(1.2)	(109.5)	108.9		(0.6)	44.0		0.7
Non-investment grade	(44.3)	39.7		(4.6)	14.7	[3]	(0.3)	(27.7)	24.5		(3.2)	17.1	[3]	1.0
Total multi-name instruments	(158.7)	150.9		(7.8)	52.1		(1.5)	(137.2)	133.4		(3.8)	61.1		1.7
of which non-sovereign	(158.7)	150.9		(7.8)	52.1		(1.5)	(137.2)	133.4		(3.8)	61.1		1.7
Total instruments (CHF billion)
Investment grade [2]	(170.4)	160.8		(9.6)	51.6		(1.0)	(162.1)	156.8		(5.3)	55.5		1.2
Non-investment grade	(75.3)	68.2		(7.1)	28.8		(0.7)	(59.8)	54.0		(5.8)	33.2		1.9
Total instruments	(245.7)	229.0		(16.7)	80.4		(1.7)	(221.9)	210.8		(11.1)	88.7		3.1
of which sovereign	(14.5)	13.3		(1.2)	5.5		(0.1)	(17.2)	15.4		(1.8)	4.1		0.0
of which non-sovereign	(231.2)	215.7		(15.5)	74.9		(1.6)	(204.7)	195.4		(9.3)	84.6		3.1
1 Represents credit protection purchased with identical underlyings and recoveries.
2 Based on internal ratings of BBB and above.
3 Includes synthetic securitized loan portfolios.

Contingent credit risk
Contingent credit risk
	2Q20				4Q19
end of	Bilateral counterparties	Special purpose entities	Accelerated terminations	Total	Bilateral counterparties	Special purpose entities	Accelerated terminations	Total
Contingent credit risk (CHF billion)
Current net exposure	3.4	0.0	0.5	3.9	3.1	0.0	0.3	3.4
Collateral posted	3.0	0.1	–	3.1	2.7	0.1	–	2.8
Impact of a one-notch downgrade event	0.0	0.0	0.0	0.0	0.1	0.0	0.0	0.1
Impact of a two-notch downgrade event	0.0	0.0	0.0	0.0	0.2	0.0	0.0	0.2
Impact of a three-notch downgrade event	0.6	0.1	0.2	0.9	0.7	0.1	0.1	0.9
The impact of a downgrade event reflects the amount of additional collateral required for bilateral counterparties and special purpose entities and the amount of additional termination expenses for accelerated terminations, respectively.

Reconciliation of notional amount of credit derivatives included in fair value of derivative instruments to credit protection sold/purchased
Credit derivatives
end of	2Q20	4Q19
Credit derivatives (CHF billion)
Credit protection sold	245.7	221.9
Credit protection purchased	229.0	210.8
Other protection purchased	80.4	88.7
Other instruments [1]	15.8	16.7
Total credit derivatives	570.9	538.1
1 Consists of total return swaps and other derivative instruments.

Maturity of credit protection sold
Maturity of credit protection sold
end of	Maturity less than 1 year	Maturity between 1 to 5 years	Maturity greater than 5 years	Total
2Q20 (CHF billion)
Single-name instruments	18.7	63.2	5.1	87.0
Multi-name instruments	39.3	105.7	13.7	158.7
Total instruments	58.0	168.9	18.8	245.7
4Q19 (CHF billion)
Single-name instruments	19.2	60.6	4.9	84.7
Multi-name instruments	41.9	79.8	15.5	137.2
Total instruments	61.1	140.4	20.4	221.9

Bank
Fair value of derivative instruments
Fair value of derivative instruments
	Trading			Hedging			[1]
end of 6M20	Notional amount	Positive replacement value (PRV)	Negative replacement value (NRV)	Notional amount	Positive replacement value (PRV)	Negative replacement value (NRV)
Derivative instruments (CHF billion)
Forwards and forward rate agreements	7,009.8	2.9	2.7	0.0	0.0	0.0
Swaps	9,379.3	60.1	58.1	135.0	1.0	0.1
Options bought and sold (OTC)	1,267.9	23.9	23.8	0.0	0.0	0.0
Futures	299.4	0.0	0.0	0.0	0.0	0.0
Options bought and sold (exchange-traded)	165.1	0.5	0.5	0.0	0.0	0.0
Interest rate products	18,121.5	87.4	85.1	135.0	1.0	0.1
Forwards	1,064.6	8.3	9.0	13.9	0.1	0.0
Swaps	362.1	13.3	14.9	0.0	0.0	0.0
Options bought and sold (OTC)	314.2	3.5	4.0	0.0	0.0	0.0
Futures	8.8	0.0	0.0	0.0	0.0	0.0
Options bought and sold (exchange-traded)	0.5	0.0	0.0	0.0	0.0	0.0
Foreign exchange products	1,750.2	25.1	27.9	13.9	0.1	0.0
Forwards	1.1	0.0	0.1	0.0	0.0	0.0
Swaps	154.7	8.4	5.9	0.0	0.0	0.0
Options bought and sold (OTC)	231.8	8.8	8.0	0.0	0.0	0.0
Futures	32.3	0.0	0.0	0.0	0.0	0.0
Options bought and sold (exchange-traded)	498.0	9.3	10.0	0.0	0.0	0.0
Equity/index-related products	917.9	26.5	24.0	0.0	0.0	0.0
Credit derivatives [2]	570.9	6.1	6.7	0.0	0.0	0.0
Forwards	16.6	0.4	0.4	0.0	0.0	0.0
Swaps	9.8	1.1	0.5	0.0	0.0	0.0
Options bought and sold (OTC)	21.2	0.4	0.3	0.0	0.0	0.0
Futures	16.9	0.0	0.0	0.0	0.0	0.0
Options bought and sold (exchange-traded)	3.5	0.1	0.1	0.0	0.0	0.0
Other products [3]	68.0	2.0	1.3	0.0	0.0	0.0
Total derivative instruments	21,428.5	147.1	145.0	148.9	1.1	0.1
The notional amount, PRV and NRV (trading and hedging) was CHF 21,577.4 billion, CHF 148.2 billion and CHF 145.1 billion, respectively, as of June 30, 2020.
1 Relates to derivative contracts that qualify for hedge accounting under US GAAP.
2 Primarily credit default swaps.
3 Primarily precious metals, commodity and energy products.
Fair value of derivative instruments (continued)
	Trading			Hedging			[1]
end of 2019	Notional amount	Positive replacement value (PRV)	Negative replacement value (NRV)	Notional amount	Positive replacement value (PRV)	Negative replacement value (NRV)
Derivative instruments (CHF billion)
Forwards and forward rate agreements	6,226.5	0.9	0.9	0.0	0.0	0.0
Swaps	9,184.5	50.8	48.4	113.2	0.5	0.1
Options bought and sold (OTC)	1,355.4	16.3	16.4	0.0	0.0	0.0
Futures	264.2	0.0	0.0	0.0	0.0	0.0
Options bought and sold (exchange-traded)	103.4	0.3	0.2	0.0	0.0	0.0
Interest rate products	17,134.0	68.3	65.9	113.2	0.5	0.1
Forwards	1,073.5	8.0	9.1	14.1	0.1	0.1
Swaps	389.5	10.9	13.7	0.0	0.0	0.0
Options bought and sold (OTC)	270.8	3.0	3.5	0.0	0.0	0.0
Futures	9.1	0.0	0.0	0.0	0.0	0.0
Options bought and sold (exchange-traded)	0.1	0.0	0.0	0.0	0.0	0.0
Foreign exchange products	1,743.0	21.9	26.3	14.1	0.1	0.1
Forwards	1.0	0.0	0.0	0.0	0.0	0.0
Swaps	175.2	4.3	4.6	0.0	0.0	0.0
Options bought and sold (OTC)	213.6	7.7	7.3	0.0	0.0	0.0
Futures	41.2	0.0	0.0	0.0	0.0	0.0
Options bought and sold (exchange-traded)	427.2	5.4	5.1	0.0	0.0	0.0
Equity/index-related products	858.2	17.4	17.0	0.0	0.0	0.0
Credit derivatives [2]	538.1	6.2	7.2	0.0	0.0	0.0
Forwards	13.2	0.2	0.1	0.0	0.0	0.0
Swaps	11.6	1.0	0.5	0.0	0.0	0.0
Options bought and sold (OTC)	15.5	0.2	0.1	0.0	0.0	0.0
Futures	14.8	0.0	0.0	0.0	0.0	0.0
Options bought and sold (exchange-traded)	1.7	0.0	0.0	0.0	0.0	0.0
Other products [3]	56.8	1.4	0.7	0.0	0.0	0.0
Total derivative instruments	20,330.1	115.2	117.1	127.3	0.6	0.2
The notional amount, PRV and NRV (trading and hedging) was CHF 20,457.4 billion, CHF 115.8 billion and CHF 117.3 billion, respectively, as of December 31, 2019.
1 Relates to derivative contracts that qualify for hedge accounting under US GAAP.
2 Primarily credit default swaps.
3 Primarily precious metals, commodity and energy products.

Fair value hedges
Gains or losses on fair value hedges
in	6M20	6M19
Interest rate products (CHF million)
Hedged items [1]	(2,374)	(1,698)
Derivatives designated as hedging instruments [1]	2,226	1,580
The accrued interest on fair value hedges is recorded in net interest income and is excluded from this table.
1 Included in net interest income.
Hedged items in fair value hedges
	6M20					2019
	Hedged items					Hedged items
end of	Carrying amount	Hedging adjustments	[1]	Disconti- nued hedges	[2]	Carrying amount	Hedging adjustments	[1]	Disconti- nued hedges	[2]
Assets and liabilities (CHF billion)
Net loans	18.3	0.2		0.6		15.2	0.1		0.7
Long-term debt	78.8	2.7		1.1		65.8	1.2		0.3
1 Relates to the cumulative amount of fair value hedging adjustments included in the carrying amount.
2 Relates to the cumulative amount of fair value hedging adjustments remaining for any hedged items for which hedge accounting has been discontinued.

Cash flow hedges
Cash flow hedges
in	6M20	6M19
Interest rate products (CHF million)
Gains/(losses) recognized in AOCI on derivatives	288	120
Gains/(losses) reclassified from AOCI into interest and dividend income	(42)	2
Foreign exchange products (CHF million)
Gains/(losses) recognized in AOCI on derivatives	(84)	(1)
Trading revenues	(30)	4
Total other operating expenses	(11)	(6)
Gains/(losses) reclassified from AOCI into income	(41)	(2)
Gains/(losses) excluded from the assessment of effectiveness reported in trading revenues [1]	1	(7)

Net investment hedges
Net investment hedges
in	6M20	6M19
Foreign exchange products (CHF million)
Gains/(losses) recognized in the cumulative translation adjustments section of AOCI	476	(119)
Gains/(losses) reclassified from the cumulative translation adjustments section of AOCI into other revenues	9	0

Credit protection sold/purchased
Credit protection sold/purchased
	6M20							2019
end of	Credit protection sold	Credit protection purchased	[1]	Net credit protection (sold)/ purchased	Other protection purchased		Fair value of credit protection sold	Credit protection sold	Credit protection purchased	[1]	Net credit protection (sold)/ purchased	Other protection purchased		Fair value of credit protection sold
Single-name instruments (CHF billion)
Investment grade [2]	(56.0)	49.6		(6.4)	14.2		0.2	(52.6)	47.9		(4.7)	11.5		0.5
Non-investment grade	(31.0)	28.5		(2.5)	14.1		(0.4)	(32.1)	29.5		(2.6)	16.1		0.9
Total single-name instruments	(87.0)	78.1		(8.9)	28.3		(0.2)	(84.7)	77.4		(7.3)	27.6		1.4
of which sovereign	(14.5)	13.3		(1.2)	5.5		(0.1)	(17.2)	15.4		(1.8)	4.1		0.0
of which non-sovereign	(72.5)	64.8		(7.7)	22.8		(0.1)	(67.5)	62.0		(5.5)	23.5		1.4
Multi-name instruments (CHF billion)
Investment grade [2]	(114.4)	111.2		(3.2)	37.4		(1.2)	(109.5)	108.9		(0.6)	44.0		0.7
Non-investment grade	(44.3)	39.7		(4.6)	14.7	[3]	(0.3)	(27.7)	24.5		(3.2)	17.1	[3]	1.0
Total multi-name instruments	(158.7)	150.9		(7.8)	52.1		(1.5)	(137.2)	133.4		(3.8)	61.1		1.7
of which non-sovereign	(158.7)	150.9		(7.8)	52.1		(1.5)	(137.2)	133.4		(3.8)	61.1		1.7
Total instruments (CHF billion)
Investment grade [2]	(170.4)	160.8		(9.6)	51.6		(1.0)	(162.1)	156.8		(5.3)	55.5		1.2
Non-investment grade	(75.3)	68.2		(7.1)	28.8		(0.7)	(59.8)	54.0		(5.8)	33.2		1.9
Total instruments	(245.7)	229.0		(16.7)	80.4		(1.7)	(221.9)	210.8		(11.1)	88.7		3.1
of which sovereign	(14.5)	13.3		(1.2)	5.5		(0.1)	(17.2)	15.4		(1.8)	4.1		0.0
of which non-sovereign	(231.2)	215.7		(15.5)	74.9		(1.6)	(204.7)	195.4		(9.3)	84.6		3.1
1 Represents credit protection purchased with identical underlyings and recoveries.
2 Based on internal ratings of BBB and above.
3 Includes synthetic securitized loan portfolios.

Contingent credit risk
Contingent credit risk
	6M20				2019
end of	Bilateral counterparties	Special purpose entities	Accelerated terminations	Total	Bilateral counterparties	Special purpose entities	Accelerated terminations	Total
Contingent credit risk (CHF billion)
Current net exposure	3.4	0.0	0.5	3.9	3.1	0.0	0.3	3.4
Collateral posted	3.0	0.1	–	3.1	2.7	0.1	–	2.8
Impact of a one-notch downgrade event	0.0	0.0	0.0	0.0	0.1	0.0	0.0	0.1
Impact of a two-notch downgrade event	0.0	0.0	0.0	0.0	0.2	0.0	0.0	0.2
Impact of a three-notch downgrade event	0.6	0.1	0.2	0.9	0.7	0.1	0.1	0.9
The impact of a downgrade event reflects the amount of additional collateral required for bilateral counterparties and special purpose entities and the amount of additional termination expenses for accelerated terminations, respectively.

Reconciliation of notional amount of credit derivatives included in fair value of derivative instruments to credit protection sold/purchased
Credit derivatives
end of	6M20	2019
Credit derivatives (CHF billion)
Credit protection sold	245.7	221.9
Credit protection purchased	229.0	210.8
Other protection purchased	80.4	88.7
Other instruments [1]	15.8	16.7
Total credit derivatives	570.9	538.1
1 Consists of total return swaps and other derivative instruments.

Maturity of credit protection sold
Maturity of credit protection sold
end of	Maturity less than 1 year	Maturity between 1 to 5 years	Maturity greater than 5 years	Total
6M20 (CHF billion)
Single-name instruments	18.7	63.2	5.1	87.0
Multi-name instruments	39.3	105.7	13.7	158.7
Total instruments	58.0	168.9	18.8	245.7
2019 (CHF billion)
Single-name instruments	19.2	60.6	4.9	84.7
Multi-name instruments	41.9	79.8	15.5	137.2
Total instruments	61.1	140.4	20.4	221.9